Severance Indemnities and Pension Plans	6 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans	SEVERANCE INDEMNITIES AND PENSION PLANS
The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2024	2025	2024		2025
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥16,104	¥13,938	¥7,731	¥47	¥6,429	¥55
Interest cost on projected benefit obligation	12,041	15,195	4,423	643	4,551	568
Expected return on plan assets	(48,224)	(49,708)	(6,202)	(835)	(5,702)	(714)
Amortization of net actuarial loss (gain)	(9,002)	(14,284)	276	61	990	(19)
Amortization of prior service cost	(355)	73	(416)	(225)	(227)	(215)
Gain on settlements and curtailment	(7,683)	(8,916)	—	—	—	—
Other	(110)	143	(956)	(301)	(130)	—
Net periodic benefit cost (income)	¥(37,229)	¥(43,559)	¥4,856	¥(610)	¥5,911	¥(325)